Stock-based Compensation (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of stock option granted to employees or non-employees			129,919	54,915
Number of option to purchase shares	169,329
Purchase of common stock shares vested	56,853
Stock-based compensation expense	$ 192,532	$ 125,035	$ 510,478	$ 74,063
Employees and Non-Employees [Member]
Number of stock option granted to employees or non-employees				54,915
Employees and Non-Employees [Member] | 2019 Omnibus Incentive Plan [Member]
Number of stock option granted to employees or non-employees		129,919